Regulatory Assets and Liabilities (FAM Roll Forward) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fuel Adjustment Mechanism [Roll Forward]
Regulatory Assets, Current	$ 165	$ 138
Regulatory Liability, Current	251	226
Regulatory Liability, Noncurrent	$ 2,359	$ 2,242